CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (2,442,595)	$ (351,807)	¥ (1,462,385)	¥ (447,858)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of property and equipment	66,510	9,579	28,041	10,869
Amortization of intangible assets	145,063	20,893	57,810	984
Allowance for doubtful accounts	30,919	4,453
Change in fair value of contingent consideration	(1,225)	(176)
Foreign exchange loss	7,597	1,094	106,271	2,729
Loss from disposal of property and equipment	859	124	210	62
Share-based compensation expenses	92,419	13,310	65,143	39,173
Change of deferred tax liabilities	(2,322)	(335)	(1,057)
Changes in operating assets and liabilities:
Accounts receivable	(76,810)	(11,063)	(74,475)	(6,356)
Amounts due from related parties	(395,228)	(56,925)	(59,367)	(637)
Prepayments and other current assets	(379,924)	(54,720)	(593,972)	(287,811)
Accrued interests of yield enhancement products	(29,318)	(4,223)	(6,374)
Other non-current assets	288,460	41,547	(317,775)	(13,374)
Accounts payable	78,768	11,345	320,502	84,394
Amounts due to related parties	3,764	542	28,762
Salary and welfare payable	42,688	6,148	66,728
Taxes payable	(1,075)	(155)	4,089	2,560
Advances from customers	728,534	104,931	532,335	242,090
Accrued expenses and other liabilities	(399,107)	(57,483)	775,008	102,073
Accrued interests of amounts due to the individual investors of yield enhancement products	8,065	1,161	4,679
Non-current liabilities	(5,486)	(790)	11,092
Net cash used in operating activities	(2,239,444)	(322,550)	(514,735)	(271,102)
Cash flows from investing activities:
Purchase of short-term investments	(5,097,309)	(734,165)	(1,139,691)	(547,575)
Proceeds from maturity of short-term investments	2,847,284	410,094	442,136	405,000
Purchase of yield enhancement products	(807,210)	(116,262)	(718,619)
Proceeds from maturity of yield enhancement products	538,485	77,558	10,865
Increase in loan receivable	(18,038)	(2,598)
Changes in restricted cash	214,436	30,885	(294,387)	(34,780)
Purchase of property and equipment and intangible assets	(117,894)	(16,980)	(155,478)	(50,622)
Cash paid for long-term investment	(57,500)	(8,282)
Proceeds from disposal of property and equipment			155	54
Cash paid for acquisition, net of cash received	(16,501)	(2,377)	(60,149)
Net cash used in investing activities	(2,514,247)	(362,127)	(1,915,168)	(227,923)
Cash flows from financing activities:
Proceeds from the initial public offering, net of issuance cost				632,472
Proceeds from the private placement, net of issuance cost	3,275,835	471,818	2,430,223	905,590
Cash paid for repurchase of ordinary shares	(19,708)	(2,839)
Proceeds from issuance of ordinary shares upon exercise of options	8,483	1,222	12,637	2,335
Contingent consideration paid for business acquisitions	(2,250)	(324)
Acquisition of noncontrolling interests			(1,496)
Proceeds from sales of yield enhancement products	274,698	39,565	579,474
Repayment of short-term debt			(15,000)
Cash contribution from redeemable noncontrolling interest holders	90,000	12,963
Net cash provided by financing activities	3,627,058	522,405	3,005,838	1,540,397
Effect of exchange rate changes on cash and cash equivalents	110,652	15,940	67,560	(3,053)
Net increase in cash and cash equivalents	(1,015,981)	(146,332)	643,495	1,038,319
Cash and cash equivalents at the beginning of year	2,101,217	302,638	1,457,722	419,403
Cash and cash equivalents at the end of year	1,085,236	156,306	2,101,217	1,457,722
Supplemental disclosure of cash flow information
Income tax paid	1,506	217
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	16,963	2,443	18,953	9,345
Deemed dividends to preferred shareholders				15,606
Accrued issuance cost related to private placement				14,076
Receivables related to exercise of stock options	(163)	(24)	(3,379)	(1,020)
Accrual related to business acquisition	¥ 39,344	$ 5,667	¥ 42,116